Angel Oak Strategic Credit Fund
Schedule of Investments
April 30, 2020 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 16.38%
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	$200,000	$201,381
CPS Auto Receivables Trust, Series 2019-C, Class F, 6.940%, 9/15/2026 (a)	300,000	253,659
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	250,000	206,265
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	250,000	205,966
Mosaic Solar Loan Trust, Series 2018-1A, Class C, 0.000%, 6/22/2043 (a)(b)	330,952	274,223
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(b)	89,749	76,697
Upstart Securitization Trust, Series 2018-1, Class D, 6.147%, 8/20/2025 (a)	500,000	439,854
TOTAL ASSET-BACKED SECURITIES - (Cost ― $1,861,790)		1,658,045

Collateralized Loan Obligations ― 18.76%
Ares XLIV CLO Ltd., Series 2017-44A, Class E, 9.269% (3 Month LIBOR USD + 8.050%), 10/15/2029 (a)(c)	500,000	253,643
Diamond CLO Ltd., Series 2019-1A, Class E, 9.041% (3 Month LIBOR USD + 8.050%), 4/25/2029 (a)(c)	500,000	406,233
JFIN CLO Ltd., Series 2013-1A, Class DR, 9.189% (3 Month LIBOR USD + 7.370%), 1/22/2030 (a)(c)	250,000	162,448
MMCF CLO LLC, Series 2017-1A, Class D, 7.599% (3 Month LIBOR USD + 6.380%), 1/15/2028 (a)(c)	100,000	79,785
Monroe Capital MML CLO VI Ltd., Series 2018-1A, Class E, 8.119% (3 Month LIBOR USD + 6.900%), 4/15/2030 (a)(c)	250,000	170,556
Saranac CLO VIII Ltd., Series 2020-8A, Class E, 9.749% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(c)	250,000	128,018
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class E, 9.719% (3 Month LIBOR USD + 8.500%), 4/15/2030 (a)(c)	500,000	377,827
Wellfleet CLO Ltd., Series 2018-2A, Class SUB, 0.000%, 10/20/2031 (a)(d)	250,000	117,500
Zais CLO Ltd., Series 2016-2A, Class C, 5.719% (3 Month LIBOR USD + 4.500%), 10/16/2028 (a)(c)	250,000	203,430
TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost ― $2,708,155)		1,899,440

Commercial Mortgage-Backed Securities ― 12.17%
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class F, 5.014% (1 Month LIBOR USD + 4.200%), 3/15/2034 (a)(c)	250,000	157,918
CSMC Trust, Series 2017-PFHP, Class G, 6.964% (1 Month LIBOR USD + 6.150%), 12/15/2030 (a)(c)	250,000	184,070
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.814% (1 Month LIBOR USD + 4.000%), 12/15/2036 (a)(c)	300,000	198,948
GS Mortgage Securities Trust, Series 2018-HART, Class F, 4.714% (1 Month LIBOR USD + 3.900%), 10/15/2031 (a)(c)	250,000	179,626
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class F, 4.814% (1 Month LIBOR USD + 4.000%), 2/15/2035 (a)(c)	100,000	63,170
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M6, 7.260%, 4/25/2048 (a)	185,793	150,878
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C, 4.290%, 11/18/2047 (d)	100,000	86,920
XCALI Mortgage Trust, Series 2020-1, Class B1, 9.150% (1 Month LIBOR USD + 7.500%), 2/6/2023 (a)(c)	250,000	210,837
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - (Cost ― $1,681,776)		1,232,367

Commercial Mortgage-Backed Security - U.S. Government Agency ― 2.85%
Federal National Mortgage Association, Series 2020-01, Class M10, 4.237% (1 Month LIBOR USD + 3.750%), 3/25/2050 (a)(c)	200,000	159,479
Federal National Mortgage Association, Series 2020-01, Class CE, 7.987% (1 Month LIBOR USD + 7.500%), 3/25/2050 (a)(c)	200,000	129,391
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY - (Cost ― $400,000)		288,870

Corporate Obligations ― 10.12%
Financial ― 7.45%
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (a)	100,000	96,520
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/2027 (a)	50,000	35,315
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	300,000	316,226
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	300,000	306,147
		754,208
Real Estate Investment Trust ― 2.67%
Ready Capital Corp., 6.500%, 4/30/2021	12,000	270,000
TOTAL CORPORATE OBLIGATIONS (Cost ― $1,049,490)		1,024,208

Residential Mortgage-Backed Securities ― 31.07%
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 2.495%, 12/25/2046 (d)(e)	1,437,983	111,055
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (f)	321,152	143,701
American Home Mortgage Investment Trust, Series 2006-2, Class 1A2, 0.807% (1 Month LIBOR USD + 0.320%), 6/25/2046 (c)	426,180	151,866
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 1.405%, 2/25/2035 (d)(e)	3,673,492	57,692
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 0.987% (1 Month LIBOR USD + 0.500%), 8/25/2047 (c)	295,850	146,392
CSMC Trust, Series 2017-RPL1, Class B4, 3.071%, 7/25/2057 (a)(d)	1,641,780	267,336
CSMC Trust, Series 2018-RPL2, Class A2, 4.303%, 8/25/2062 (a)(d)(g)	211,000	211,000
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.328%, 11/19/2044 (d)(e)	702,083	47,829
GSAA Home Equity Trust, Series 2006-15, Class AF6, 5.876%, 9/25/2036 (d)(f)	48,537	23,408
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (d)	158,798	84,014
Homeward Opportunities Fund I Trust, Series 2019-1, Class B1, 4.800%, 1/25/2059 (a)	350,000	329,086
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A2, 4.250%, 5/25/2059 (a)(f)	366,000	334,977
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1, 0.607% (1 Month LIBOR USD + 0.120%), 4/25/2037 (c)	185,451	95,242
RBSSP Resecuritization Trust, Series 2009-10, Class 2A2, 2.000%, 1/26/2037 (a)(d)	461,837	305,340
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	77,971	75,521
Residential Asset Securitization Trust, Series 2006-A8, Class 2A7, 6.500%, 8/25/2036	312,407	178,299
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.664%, 9/25/2059 (a)(d)	270,000	236,206
STACR Trust, Series 2018-HRP1, Class B2, 12.237% (1 Month LIBOR USD + 11.750%), 4/25/2043 (a)(c)	245,308	106,687
Verus Securitization Trust, Series 2019-3, Class B1, 4.043%, 7/25/2059 (a)(d)	250,000	240,817
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Cost ― $3,632,732)		3,146,468

Residential Mortgage-Backed Security - U.S. Government Agency ― 4.86%
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class B1, 2.987% (1 Month LIBOR USD + 2.500%), 2/25/2050 (a)(c)	700,000	352,564
Federal National Mortgage Association, Series 2020-R02, Class 2B1, 3.487% (1 Month LIBOR USD + 3.000%), 1/25/2040 (a)(c)	250,000	139,906
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY - (Cost ― $933,788)		492,470

Short-Term Investments ― 1.24%	Shares
Money Market Funds ― 1.24%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.160% (h)(i)	125,553	125,553
TOTAL SHORT-TERM INVESTMENTS (Cost ― $125,553)		125,553
TOTAL INVESTMENTS ― 97.45% (Cost ― $12,393,284)		9,867,421
Other Assets in Excess of Liabilities ― 2.55%		258,178
NET ASSETS ― 100.00%		$10,125,599

LIBOR	London Inter-Bank Offered Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2020, the value of these securities amounted to $8,269,929 or 81.67% of net assets.

(b)	Principal Only Security.
(c)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and are currently in the fixed phase. Rate disclosed is the rate in effect as of April 30, 2020.

(d)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2020.
(e)	Interest Only Security.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2020.
(g)	As of April 30, 2020, the Fund has fair valued these securities. The value of these securities amounted to $211,000 or 2.08% of net assets.
(h)	Rate disclosed is the seven day yield as of April 30, 2020.
(i)	$63,877 of this security has been pledged as collateral in connection with open futures contracts.

Angel Oak Strategic Credit Fund
Schedule of Open Futures Contracts
April 30, 2020 (Unaudited)
	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
Short Futures Contracts
3 Year ERIS Aged Standard Swap Future	December 2021	(5)	$(522,469)	$(25,969)
4 Year ERIS Aged Standard Swap Future	March 2022	(6)	(614,828)	(34,507)
5 Year ERIS Aged Standard Swap Future	June 2024	(1)	(111,565)	(8,339)
Total				$(68,815)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2020:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$1,658,045	$-	$1,658,045
Collateralized Loan Obligations	-	1,899,440	-	1,899,440
Commercial Mortgage-Backed Securities	-	1,232,367	-	1,232,367
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	288,870	-	288,870
Corporate Obligations	-	1,024,208	-	1,024,208
Residential Mortgage-Backed Securities	-	2,935,468	211,000	3,146,468
Residential Mortgage-Backed Securities - U.S. Government Agency	-	492,470	-	492,470
Short-Term Investments	125,553	-	-	125,553
Total	$125,553	$9,530,868	$211,000	$9,867,421
Other Financial Instruments*
Liabilities
Futures Contracts	$68,815	$-	$-	$68,815

*Other financial instruments are derivative instruments, such as futures.  Futures are reflected at the unrealized appreciation (depreciation) on the instrument as reflected in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2020, the Fund recognized $211,000 of transfers from Level 2 to Level 3. There were no transfers to or from Level 1. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2020	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/2020
Residential Mortgage- Backed Securities	$-	$-	$-	$-	$-	$-	$211,000	$-	$211,000

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2020, is $0.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Residential Mortgage- Backed Securities	$211,000	Consensus Pricing	Trading colors of comparable securities and other deals with similar coupons	$100.00

*Table presents information for one security, which is valued at $100.00 as of April 30, 2020.

The average monthly notional value of short futures contracts during the period ended April 30, 2020, was ($1,238,935).